Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2023
Debt securities in issue [Abstract]
Summary of maturities of debt securities in issue

Debt securities in issue – maturities
In EUR million	2023	2022
Fixed rate debt securities
Within 1 year	31,255	21,176
More than 1 year but less than 2 years	7,855	2,777
More than 2 years but less than 3 years	13,361	7,897
More than 3 years but less than 4 years	10,265	10,067
More than 4 years but less than 5 years	11,924	8,039
More than 5 years	26,987	28,582
Total fixed rate debt securities	101,645	78,539

Floating rate debt securities
Within 1 year	17,871	15,286
More than 1 year but less than 2 years	226	307
More than 2 years but less than 3 years	2,624	256
More than 3 years but less than 4 years	880	958
More than 4 years but less than 5 years	0	467
More than 5 years	1,423	105
Total floating rate debt securities	23,025	17,379

Total debt securities	124,670	95,918